Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	32,818,077	32,818,077
Ordinary shares, shares outstanding	9,776,421	9,776,421